CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash	$ 1,152.7	$ 633.2
Cash equivalents:
Money market funds	1,770.9	500.4
Bank deposits	754.5	1,301.0
Other cash equivalents		0.1
Total cash and cash equivalents	$ 3,678.1	$ 2,434.7	$ 110.7